Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,884,000.00
Previously Paid Amount	0.00
Total Fee Amount	536.38
Total Offset Amount	0.00
Net Fee	536.38
Narrative - Max Aggregate Offering Price	$ 3,884,000.00
Final Prospectus	true